Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 02, 2015
Accounting Policies [Abstract]
Changes in Accounting Principles [Table Text Block]
The changes in policy were applied retrospectively to all periods presented. As of July 30, 2012, the cumulative effect of these changes on the opening balance sheet was a $1,017 decrease to Earnings retained in the business, a decrease of $5 to Other current assets, an increase of $16 to Inventories, and a $1,028 increase to Accumulated other comprehensive income. The impacts of the changes in policy to the consolidated financial statements are summarized below:

	as of August 2, 2015 and for the year then ended
	52 Weeks
	Previously Reported	Effect of Accounting Change	Recast
Consolidated Statements of Earnings
Cost of products sold	$5,277	$23	$5,300
Marketing and selling expenses	878	6	884
Administrative expenses	593	8	601
Research and development expenses	113	4	117
Earnings before interest and taxes	1,095	(41)	1,054
Earnings before taxes	990	(41)	949
Taxes on earnings	299	(16)	283
Net earnings	691	(25)	666
Net earnings attributable to Campbell Soup Company	691	(25)	666
Net earnings per share attributable to Campbell Soup Company - Basic	2.21	(0.08)	2.13
Net earnings per share attributable to Campbell Soup Company - Diluted	2.21	(0.08)	2.13
Consolidated Statements of Comprehensive Income
Foreign currency translation:
Foreign currency translation adjustments	$(324)	$12	$(312)
Pension and other postretirement benefits:
Net actuarial gain (loss) arising during the period	(124)	124	—
Reclassification of net actuarial loss included in net earnings	98	(98)	—
Tax benefit (expense)	12	(11)	1
Consolidated Balance Sheets
Inventories	$993	$2	$995
Other current assets	199	(1)	198
Earnings retained in the business	2,494	(740)	1,754
Accumulated other comprehensive (loss) income	(909)	741	(168)
Consolidated Statements of Cash Flows
Cash flow from operating activities:
Net earnings	$691	$(25)	$666
Pension and postretirement benefit expense/(income)	—	118	118
Deferred income taxes	(33)	(16)	(49)
Other, net	94	(73)	21
Inventories	(14)	(4)	(18)
Net cash provided by operating activities	1,182	—	1,182

	as of August 3, 2014 and for the year then ended
	53 Weeks
	Previously Reported	Effect of Accounting Change	Recast
Consolidated Statements of Earnings
Cost of products sold	$5,370	$(73)	$5,297
Marketing and selling expenses	935	(6)	929
Administrative expenses	573	3	576
Research and development expenses	121	1	122
Earnings before interest and taxes	1,192	75	1,267
Earnings before taxes	1,073	75	1,148
Taxes on earnings	347	27	374
Earnings from continuing operations	726	48	774
Net earnings	807	48	855
Net earnings attributable to Campbell Soup Company	818	48	866
Earnings per share from continuing operations attributable to Campbell Soup Company - Basic	2.35	0.15	2.50
Net earnings per share attributable to Campbell Soup Company - Basic	2.61	0.15	2.76
Earnings per share from continuing operations attributable to Campbell Soup Company - Diluted	2.33	0.15	2.48
Net earnings per share attributable to Campbell Soup Company - Diluted	2.59	0.15	2.74
Consolidated Statements of Comprehensive Income
Foreign currency translation:
Foreign currency translation adjustments	$(12)	$7	$(5)
Pension and other postretirement benefits:
Net actuarial gain (loss) arising during the period	(55)	55	—
Reclassification of net actuarial loss included in net earnings	113	(113)	—
Tax benefit (expense)	(19)	20	1
Consolidated Balance Sheets
Inventories	$1,016	$(2)	$1,014
Other current assets	182	1	183
Earnings retained in the business	2,198	(715)	1,483
Accumulated other comprehensive (loss) income	(569)	714	145
Consolidated Statements of Cash Flows
Cash flow from operating activities:
Net earnings	$807	$48	$855
Pension and postretirement benefit expense/(income)	—	58	58
Deferred income taxes	11	27	38
Other, net	118	(109)	9
Inventories	(56)	(24)	(80)
Net cash provided by operating activities	899	—	899

	as of July 28, 2013 and for the year then ended
	52 Weeks
	Previously Reported	Effect of Accounting Change	Recast
Consolidated Statements of Earnings
Cost of products sold	$5,140	$(173)	$4,967
Marketing and selling expenses	947	(68)	879
Administrative expenses	677	(116)	561
Research and development expenses	128	(33)	95
Restructuring charges	51	(4)	47
Earnings before interest and taxes	1,080	394	1,474
Earnings before taxes	955	394	1,349
Taxes on earnings	275	140	415
Earnings from continuing operations	680	254	934
Net earnings	449	254	703
Net earnings attributable to Campbell Soup Company	458	254	712
Earnings per share from continuing operations attributable to Campbell Soup Company - Basic	2.19	.81	3.00
Net earnings per share attributable to Campbell Soup Company - Basic	1.46	.81	2.27
Earnings per share from continuing operations attributable to Campbell Soup Company - Diluted	2.17	.80	2.97
Net earnings per share attributable to Campbell Soup Company - Diluted	1.44	.81	2.25
Consolidated Statements of Comprehensive Income
Foreign currency translation:
Foreign currency translation adjustments	$(95)	$5	$(90)
Pension and other postretirement benefits:
Net actuarial gain (loss) arising during the period	322	(322)	—
Reclassification of net actuarial loss included in net earnings	124	(124)	—
Tax benefit (expense)	(157)	158	1
Consolidated Statements of Cash Flows
Cash flow from operating activities:
Net earnings	$449	$254	$703
Restructuring charges	51	(4)	47
Pension and postretirement benefit expense/(income)	—	(307)	(307)
Deferred income taxes	(171)	140	(31)
Other, net	155	(126)	29
Inventories	(146)	43	(103)
Net cash provided by operating activities	1,019	—	1,019